SHARE OPTION PLANS (Details) - $ / shares	1 Months Ended				12 Months Ended
	Jan. 31, 2017	Aug. 31, 2016	May 31, 2016	Apr. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Tranche 6 [Member]
Grant date					Jan. 03, 2011
Options outstanding					0	115,000
Number of options granted					0	0
Options cancelled/expired					0	(115,000)
Options outstanding					0	0
Options vested and exercisable					0	0
Weighted average fair value at the grant date (USD)					$ 6.08
Tranche 7 [Member]
Grant date					Jan. 03, 2012
Options outstanding					135,000	365,000
Number of options granted					0	0
Options exercised					(5,000)
Options cancelled/expired					(130,000)	(230,000)
Options outstanding					0	135,000
Options vested and exercisable					0	135,000
Weighted average fair value at the grant date (USD)					$ 1.45
Tranche 8 [Member]
Grant date					Jan. 02, 2013
Options outstanding					355,000	355,000
Number of options granted					0	0
Options cancelled/expired					0	0
Options outstanding					355,000	355,000
Options vested and exercisable					355,000	355,000
Weighted average fair value at the grant date (USD)					$ 0.76
Tranche 9 [Member]
Grant date					Jan. 02, 2014
Options outstanding					345,000	345,000
Number of options granted					0	0
Options cancelled/expired					0	0
Options outstanding					345,000	345,000
Options vested and exercisable					345,000	345,000
Weighted average fair value at the grant date (USD)					$ 0.65
Tranche 10 [Member]
Grant date					Jan. 02, 2015
Options outstanding					195,000	195,000
Number of options granted					0	0
Options cancelled/expired					0	0
Options outstanding					195,000	195,000
Options vested and exercisable					195,000	195,000
Weighted average fair value at the grant date (USD)					$ 0.75
Tranche 11 [Member]
Grant date					Jan. 04, 2016
Options outstanding					185,000	0
Number of options granted					0	185,000
Options exercised					(50,000)
Options cancelled/expired					0	0
Options outstanding					135,000	185,000
Options vested and exercisable					135,000	185,000
Weighted average fair value at the grant date (USD)					$ 0.90
Tranche 12 [Member]
Grant date					Apr. 19, 2016
Options outstanding					600,000	0
Number of options granted				600,000	0	600,000
Options cancelled/expired					0	0
Options outstanding					600,000	600,000
Options vested and exercisable					600,000	600,000
Weighted average fair value at the grant date (USD)					$ 1.54
Tranche 13 [Member]
Grant date					May 16, 2016
Options outstanding					200,000	0
Number of options granted			200,000		0	200,000
Options cancelled/expired					0	0
Options outstanding					200,000	200,000
Options vested and exercisable					200,000	200,000
Weighted average fair value at the grant date (USD)					$ 1.24
Tranche 14 [Member]
Grant date					Aug. 03, 2016
Options outstanding					200,000	0
Number of options granted		200,000			0	200,000
Options cancelled/expired					0	0
Options outstanding					200,000	200,000
Options vested and exercisable					200,000	200,000
Weighted average fair value at the grant date (USD)					$ 1.44
Tranche 15 [Member]
Grant date					Jan. 03, 2017
Options outstanding					0	0
Number of options granted	180,000				180,000	0
Options cancelled/expired					0	0
Options outstanding					180,000	0
Options vested and exercisable					180,000	0
Weighted average fair value at the grant date (USD)					$ 0.40